Phoenix Investment Partners

                          SEMI-ANNUAL REPORT

                                           JUNE 30, 2001


Phoenix-Duff & Phelps
Institutional Mutual Funds

                                   > Growth Stock Portfolio

                                     Managed by
                                     Seneca Capital Management LLC


                                   > Managed Bond Portfolio

                                     Managed by
                                     Phoenix Investment Counsel, Inc.



[LOGO]PHOENIX
      INVESTMENT PARTNERS
      A MEMBER OF THE PHOENIX COMPANIES, INC.

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

  We are pleased to provide this financial summary for the six months ended June 30, 2001 for the Growth Stock Portfolio and the Managed Bond Portfolio. If you have any questions, please call a client service representative at 1-800-814-1897.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

JUNE 30, 2001

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

PHOENIX-DUFF & PHELPS INSTITUTIONAL GROWTH STOCK PORTFOLIO

                          INVESTMENTS AT JUNE 30, 2001
                                  (UNAUDITED)

                                                 SHARES      VALUE
                                                 -------  -----------
COMMON STOCKS--94.3%

BANKS (MAJOR REGIONAL)--3.2%
Wells Fargo & Co...........................       29,000  $ 1,346,470

BEVERAGES (ALCOHOLIC)--2.9%
Anheuser-Busch Cos., Inc...................       29,510    1,215,812

BROADCASTING (TELEVISION, RADIO & CABLE)--5.5%
Clear Channel Communications, Inc.(b)......       14,560      912,912
Comcast Corp. Special Class A(b)...........       32,070    1,391,838
                                                          -----------
                                                            2,304,750
                                                          -----------

CHEMICALS--2.3%
Dow Chemical Co. (The).....................       28,530      948,622

COMPUTERS (HARDWARE)--2.6%
International Business Machines Corp.......        9,660    1,091,580

COMPUTERS (PERIPHERALS)--1.8%
EMC Corp.(b)...............................       25,220      732,641
COMPUTERS (SOFTWARE & SERVICES)--9.1%
Microsoft Corp.(b).........................       17,950    1,310,350
PeopleSoft, Inc.(b)........................       25,570    1,258,811
VERITAS Software Corp.(b)..................       18,450    1,227,478
                                                          -----------
                                                            3,796,639
                                                          -----------

ELECTRICAL EQUIPMENT--2.7%
General Electric Co........................       22,890    1,115,888

ELECTRONICS (SEMICONDUCTORS)--5.0%
Intel Corp.................................       39,500    1,155,375
Micron Technology, Inc.(b).................       21,980      903,378
                                                          -----------
                                                            2,058,753
                                                          -----------

EQUIPMENT (SEMICONDUCTORS)--2.5%
Applied Materials, Inc.(b).................       21,440    1,052,704

FINANCIAL (DIVERSIFIED)--5.4%
Citigroup, Inc.............................       21,226    1,121,582
Fannie Mae.................................       13,270    1,129,941
                                                          -----------
                                                            2,251,523
                                                          -----------

                                                 SHARES      VALUE
                                                 -------  -----------

HEALTH CARE (DIVERSIFIED)--2.8%
Johnson & Johnson..........................       22,940  $ 1,147,000

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--2.9%
Pfizer, Inc................................       29,840    1,195,092

HEALTH CARE (HOSPITAL MANAGEMENT)--3.4%
HCA, Inc...................................       31,580    1,427,100

HEALTH CARE (SPECIALIZED SERVICES)--1.8%
Laboratory Corporation of America
Holdings(b)................................        9,800      753,620

HOUSEHOLD PRODUCTS (NON-DURABLE)--2.9%
Colgate-Palmolive Co.......................       20,280    1,196,317

INSURANCE (MULTI-LINE)--3.0%
American International Group, Inc..........       14,630    1,258,180

MANUFACTURING (DIVERSIFIED)--6.9%
Minnesota Mining and Manufacturing Co......       12,560    1,433,096
Tyco International Ltd.....................       26,550    1,446,975
                                                          -----------
                                                            2,880,071
                                                          -----------

OIL & GAS (DRILLING & EQUIPMENT)--5.2%
Diamond Offshore Drilling, Inc.............       33,090    1,093,625
Halliburton Co.............................       29,470    1,049,132
                                                          -----------
                                                            2,142,757
                                                          -----------

OIL (INTERNATIONAL INTEGRATED)--3.4%
Exxon Mobil Corp...........................       16,180    1,413,323

RESTAURANTS--2.9%
McDonald's Corp............................       44,520    1,204,711

RETAIL (BUILDING SUPPLIES)--3.0%
Home Depot, Inc. (The).....................       26,460    1,231,713

RETAIL (DRUG STORES)--2.3%
CVS Corp...................................       24,730      954,578

RETAIL (GENERAL MERCHANDISE)--5.8%
Target Corp................................       34,530    1,194,738
Wal-Mart Stores, Inc.......................       24,920    1,216,096
                                                          -----------
                                                            2,410,834
                                                          -----------

2                      See Notes to Financial Statements

Phoenix-Duff & Phelps Institutional Growth Stock Portfolio

                                                 SHARES      VALUE
                                                 -------  -----------
SAVINGS & LOAN COMPANIES--1.8%
Washington Mutual, Inc.....................       19,520  $   732,976

TELEPHONE--3.2%
SBC Communications, Inc....................       33,600    1,346,016
---------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $38,998,969)                              39,209,670
---------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--94.3%
(IDENTIFIED COST $38,998,969)                              39,209,670
---------------------------------------------------------------------

                                      STANDARD     PAR
                                      & POOR'S    VALUE
                                       RATING     (000)
                                      ---------  -------
SHORT-TERM OBLIGATIONS--5.2%

COMMERCIAL PAPER--5.2%
Cargill, Inc. 4.13%, 7/2/01.........     A-1     $   500      499,885
Honeywell International 4.15%,
7/2/01..............................     A-1       1,070    1,069,754
Target Corp. 4.15%, 7/2/01..........     A-1         100       99,977
McDonald's Corp. 4.13%, 7/3/01......    A-1+         500      499,828
---------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $2,169,693)                                2,169,444
---------------------------------------------------------------------

TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $41,168,662)                              41,379,114(a)
Other assets and liabilities, net--0.5%                       214,319
                                                          -----------
NET ASSETS--100.0%                                        $41,593,433
                                                          ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,071,797 and gross depreciation of $2,889,251 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $41,196,568.
(b)  Non-income producing.

                       See Notes to Financial Statements                       3

Phoenix-Duff & Phelps Institutional Growth Stock Portfolio

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2001
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $41,168,662)                               $   41,379,114
Cash                                                                   1,320
Receivables
  Investment securities sold                                       1,190,022
  Dividends and interest                                              17,944
                                                              --------------
    Total assets                                                  42,588,400
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                    917,369
  Fund shares repurchased                                              8,150
  Financial agent fee                                                  6,282
  Trustees' fee                                                        6,241
  Transfer agent fee                                                   6,185
  Investment advisory fee                                              4,740
  Distribution fee                                                     2,957
Accrued expenses                                                      43,043
                                                              --------------
    Total liabilities                                                994,967
                                                              --------------
NET ASSETS                                                    $   41,593,433
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   45,074,321
Undistributed net investment income                                  109,252
Accumulated net realized loss                                     (3,800,592)
Net unrealized appreciation                                          210,452
                                                              --------------
NET ASSETS                                                    $   41,593,433
                                                              ==============
CLASS X
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $27,892,123)                 1,214,526
Net asset value and offering price per share                          $22.97
CLASS Y
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $13,701,310)                   600,666
Net asset value and offering price per share                          $22.81

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2001
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $      183,991
Interest                                                              47,116
                                                              --------------
    Total investment income                                          231,107
                                                              --------------
EXPENSES
Investment advisory fee                                              143,614
Distribution fee, Class Y                                             20,676
Financial agent fee                                                   38,090
Registration                                                          21,497
Transfer agent                                                        18,698
Professional                                                          15,408
Trustees                                                               8,416
Custodian                                                              7,799
Printing                                                               6,974
Miscellaneous                                                          6,333
                                                              --------------
    Total expenses                                                   287,505
    Less expenses borne by investment adviser                        (99,032)
    Custodian fees paid indirectly                                      (152)
                                                              --------------
    Net expenses                                                     188,321
                                                              --------------
NET INVESTMENT INCOME                                                 42,786
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                   (3,655,954)
Net change in unrealized appreciation (depreciation) on
  investments                                                       (944,910)
                                                              --------------
NET LOSS ON INVESTMENTS                                           (4,600,864)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   (4,558,078)
                                                              ==============

4                      See Notes to Financial Statements

Phoenix-Duff & Phelps Institutional Growth Stock Portfolio

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            6/30/01      Year Ended
                                          (Unaudited)     12/31/00
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $     42,786  $    127,287
  Net realized gain (loss)                  (3,655,954)    8,775,877
  Net change in unrealized appreciation
    (depreciation)                            (944,910)  (17,164,256)
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               (4,558,078)   (8,261,092)
                                          ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class X               (23,521)      (42,919)
  Net investment income, Class Y                    --       (15,045)
  Net realized gains, Class X                 (885,310)   (6,950,123)
  Net realized gains, Class Y                 (435,949)   (3,815,115)
                                          ------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (1,344,780)  (10,823,202)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (10,337
    and 65,203 shares, respectively)           244,562     2,220,877
  Net asset value of shares issued from
    reinvestment of distributions
    (38,971 and 253,202 shares,
    respectively)                              908,796     6,992,892
  Cost of shares redeemed (181,401 and
    96,720 shares, respectively)            (4,496,677)   (3,407,786)
                                          ------------  ------------
Total                                       (3,343,319)    5,805,983
                                          ------------  ------------
CLASS Y
  Proceeds from sales of shares (15,781
    and 27,094 shares, respectively)           380,000       952,757
  Net asset value of shares issued from
    reinvestment of distributions
    (18,823 and 139,873 shares,
    respectively)                              435,947     3,830,154
  Cost of shares redeemed (183,270 and
    12,468 shares, respectively)            (4,319,030)     (443,352)
                                          ------------  ------------
Total                                       (3,503,083)    4,339,559
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      (6,846,402)   10,145,542
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS    (12,749,260)   (8,938,752)
NET ASSETS
  Beginning of period                       54,342,693    63,281,445
                                          ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $109,252 AND 89,987, RESPECTIVELY]    $ 41,593,433  $ 54,342,693
                                          ============  ============

                       See Notes to Financial Statements                       5

Phoenix-Duff & Phelps Institutional Growth Stock Portfolio

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS X
                                            ---------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                            YEAR ENDED DECEMBER 31,
                                              6/30/01           -------------------------------------------------------
                                            (UNAUDITED)            2000            1999            1998            1997
Net asset value, beginning of
  period                                      $ 25.98           $ 36.83         $ 37.82         $ 33.85         $ 47.42
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                   0.03(6)           0.08            0.08            0.05(6)         0.31(6)
  Net realized and unrealized gain
    (loss)                                      (2.27)            (4.83)          11.65            9.88           10.60
                                              -------           -------         -------         -------         -------
      TOTAL FROM INVESTMENT
        OPERATIONS                              (2.24)            (4.75)          11.73            9.93           10.91
                                              -------           -------         -------         -------         -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                      (0.02)            (0.04)          (0.05)          (0.15)          (0.39)
  Dividends from net realized gains             (0.75)            (6.06)         (12.67)          (5.81)         (24.07)(3)
  In excess of net investment
    income                                         --                --              --              --           (0.02)
                                              -------           -------         -------         -------         -------
      TOTAL DISTRIBUTIONS                       (0.77)            (6.10)         (12.72)          (5.96)         (24.48)
                                              -------           -------         -------         -------         -------
Change in net asset value                       (3.01)           (10.85)          (0.99)           3.97          (13.57)
                                              -------           -------         -------         -------         -------
NET ASSET VALUE, END OF PERIOD                $ 22.97           $ 25.98         $ 36.83         $ 37.82         $ 33.85
                                              =======           =======         =======         =======         =======
Total return                                    (8.66)%(2)      (13.27)%          33.93%          31.20%          25.76%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                                 $27,892           $34,991         $41,436         $46,330         $44,350

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                          0.70%(1)(7)      0.70%            0.70%           0.70%           0.70%
  Net investment income                          0.27%(1)         0.29%            0.17%           0.13%           0.64%
Portfolio turnover                                 66%(2)          127%             136%            115%            148%

                                      CLASS X
                                     ---------
                                       FROM
                                     INCEPTION
                                     3/1/96 TO
                                     12/31/96
Net asset value, beginning of
  period                              $ 48.01
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)           0.34
  Net realized and unrealized gain
    (loss)                               4.89
                                      -------
      TOTAL FROM INVESTMENT
        OPERATIONS                       5.23
                                      -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                              (0.30)
  Dividends from net realized gains     (5.52)
  In excess of net investment
    income                                 --
                                      -------
      TOTAL DISTRIBUTIONS               (5.82)
                                      -------
Change in net asset value               (0.59)
                                      -------
NET ASSET VALUE, END OF PERIOD        $ 47.42
                                      =======
Total return                            10.71%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                         $82,739
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                  0.70%(1)
  Net investment income                  0.65%(1)
Portfolio turnover                         99%(2)

                                                                            CLASS Y
                                            ------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                          YEAR ENDED DECEMBER 31,
                                              6/30/01          -----------------------------------------------------
                                            (UNAUDITED)           2000            1999           1998           1997
Net asset value, beginning of period          $ 25.82          $ 36.72        $  37.79        $ 33.86        $ 47.43
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                     --(6)          0.04           (0.03)         (0.04)(6)       0.18(6)
  Net realized and unrealized gain
    (loss)                                      (2.26)           (4.85)          11.63           9.88          10.59
                                              -------          -------        --------        -------        -------
      TOTAL FROM INVESTMENT OPERATIONS          (2.26)           (4.81)          11.60           9.84          10.77
                                              -------          -------        --------        -------        -------
LESS DISTRIBUTIONS
  Dividends from net investment income             --            (0.03)             --          (0.10)         (0.31)
  Dividends from net realized gains             (0.75)           (6.06)         (12.67)         (5.81)        (24.02)(3)
  In excess of net investment income               --               --              --             --          (0.01)
                                              -------          -------        --------        -------        -------
      TOTAL DISTRIBUTIONS                       (0.75)           (6.09)         (12.67)         (5.91)        (24.34)
                                              -------          -------        --------        -------        -------
Change in net asset value                       (3.01)          (10.90)          (1.07)          3.93         (13.57)
                                              -------          -------        --------        -------        -------
NET ASSET VALUE, END OF PERIOD                $ 22.81          $ 25.82        $  36.72        $ 37.79        $ 33.86
                                              =======          =======        ========        =======        =======
Total return                                    (8.79)%(2)     (13.49)%         33.60%         30.85%          25.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $13,701          $19,351         $21,845        $21,347        $17,631

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(5)                          0.95%(1)(7)     0.95%           0.95%          0.95%           0.95%
  Net investment income (loss)                   0.01%(1)        0.04%          (0.09)%        (0.11)%          0.39%
Portfolio turnover                                 66%(2)         127%            136%           115%            148%

                                         CLASS Y
                                        ---------
                                          FROM
                                        INCEPTION
                                        3/1/96 TO
                                        12/31/96
Net asset value, beginning of period     $ 48.01
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)              0.18
  Net realized and unrealized gain
    (loss)                                  4.95
                                         -------
      TOTAL FROM INVESTMENT OPERATIONS      5.13
                                         -------
LESS DISTRIBUTIONS
  Dividends from net investment income     (0.19)
  Dividends from net realized gains        (5.52)
  In excess of net investment income          --
                                         -------
      TOTAL DISTRIBUTIONS                  (5.71)
                                         -------
Change in net asset value                  (0.58)
                                         -------
NET ASSET VALUE, END OF PERIOD           $ 47.43
                                         =======
Total return                               10.48%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)    $22,978
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(5)                     0.95%(1)
  Net investment income (loss)              0.39%(1)
Portfolio turnover                            99%(2)

(1)  Annualized.
(2)  Not annualized.
(3)  Includes amounts distributed as income and redesignated for tax purposes.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.12%, 1.03%, 0.95%, 1.00%, 0.87%, and 0.81% for the periods ended June 30, 2001,
     December 31, 2000, 1999, 1998, 1997, and 1996, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.36%, 1.27%, 1.20%, 1.25%, 1.12%, and 1.06% for the periods ended June 30, 2001,
     December 31, 2000, 1999, 1998, 1997, and 1996, respectively.
(6)  Computed using average shares outstanding.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

6                      See Notes to Financial Statements

PHOENIX-DUFF & PHELPS INSTITUTIONAL MANAGED BOND PORTFOLIO

                          INVESTMENTS AT JUNE 30, 2001
                                  (UNAUDITED)

                                                                        PAR
                                                MOODY'S                VALUE
                                                 RATING                (000)             VALUE
                                           ------------------  ---------------------  ------------
U.S. GOVERNMENT SECURITIES--10.0%
U.S. TREASURY NOTES--10.0%
U.S Treasury Notes 4.625%, 5/15/06.......         Aaa                 $ 1,000         $    986,250
U.S. Treasury Notes 5%, 2/15/11..........         Aaa                  13,020           12,633,462
--------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $13,701,541)                                                           13,619,712
--------------------------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--14.6%

Fannie Mae 6%, 12/15/05..................         Aaa                   3,800            3,876,426
Fannie Mae 6%, 5/1/29....................         Aaa                   1,169            1,123,500
Fannie Mae 6%, 6/1/29....................         Aaa                   3,764            3,617,041
Fannie Mae 6%, 11/1/29...................         Aaa                     974              936,098
Fannie Mae 7.50%, 10/1/30................         Aaa                     318              324,977
Fannie Mae 7%, 11/1/30...................         Aaa                   2,825            2,838,325
Freddie Mac 6.65%, 6/15/23...............         Aaa                   2,050            2,091,636
GNMA 6.50%, 3/15/29......................         Aaa                   1,273            1,260,581
GNMA 6.50%, 4/15/29......................         Aaa                   1,253            1,240,788
GNMA 7%, 7/15/29.........................         Aaa                     823              831,342
GNMA 7%, 8/15/29.........................         Aaa                   1,775            1,792,971
--------------------------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $19,351,772)                                                           19,933,685
--------------------------------------------------------------------------------------------------
AGENCY NON-MORTGAGE-BACKED
SECURITIES--1.8%

Fannie Mae 7%, 7/15/05...................         Aaa                   2,380            2,522,960
--------------------------------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $2,426,981)                                                             2,522,960
--------------------------------------------------------------------------------------------------
MUNICIPAL BONDS--12.2%
CALIFORNIA--4.3%
Alameda Corridor Transportation Authority
Revenue Taxable Series C 6.50%, 10/1/19..         Aaa                   1,000              960,220

Alameda Corridor Transportation Authority
Revenue Taxable Series C 6.60%, 10/1/29..         Aaa                     635              603,732

Fresno County Pension Obligation Revenue
Taxable 6.21%, 8/15/06...................         Aaa                   1,400            1,419,614
                                                                        PAR
                                                MOODY'S                VALUE
                                                 RATING                (000)             VALUE
                                           ------------------  ---------------------  ------------
CALIFORNIA--CONTINUED

Long Beach Pension Obligation Taxable
7.09%, 9/1/09............................         Aaa                 $ 1,475         $  1,544,576

Oakland Pension Obligation Revenue
Taxable Series A 6.95%, 12/15/08.........         Aaa                     200              211,132

Oakland Pension Obligation Revenue
Taxable Series A 6.98%, 12/15/09.........         Aaa                     125              130,182

Ventura County Pension Obligation Taxable
6.54%, 11/1/05...........................         Aaa                   1,000            1,040,440
                                                                                      ------------
                                                                                         5,909,896
                                                                                      ------------
COLORADO--1.4%
Denver City and County School District 01
Pension Taxable 6.76%, 12/15/07..........         Aaa                   1,900            1,977,577
CONNECTICUT--1.4%
Mashantucket Western Pequot Tribe Revenue
Taxable Series A 6.91%, 9/1/12...........         Aaa                   1,100            1,131,636

Mashantucket Western Pequot Tribe Revenue
Taxable Series A 144A 6.57%, 9/1/13(b)...         Aaa                     715              710,767
                                                                                      ------------
                                                                                         1,842,403
                                                                                      ------------
FLORIDA--1.5%
Tampa Solid Waste System Revenue Taxable
Series A 6.43%, 10/1/08..................         Aaa                     930              935,041

University of Miami Exchangeable Revenue
Taxable Series A 7.40%, 4/1/11(d)........         Aaa                     210              216,508

University of Miami Exchangeable Revenue
Taxable Series A 7.65%, 4/1/20(d)........         Aaa                     825              841,030
                                                                                      ------------
                                                                                         1,992,579
                                                                                      ------------
ILLINOIS--1.5%
Illinois Educational Facilities
Authority-Loyola University Revenue
Taxable Series A 7.84%, 7/1/24...........         Aaa                   1,925            1,985,772
MASSACHUSETTS--0.6%
Massachusetts State Port Authority
Revenue Taxable Series C 6%, 7/1/01......          Aa                     870              870,000

                       See Notes to Financial Statements                       7

Phoenix-Duff & Phelps Institutional Managed Bond Portfolio

                                                                        PAR
                                                MOODY'S                VALUE
                                                 RATING                (000)             VALUE
                                           ------------------  ---------------------  ------------
NEW JERSEY--0.4%
New Jersey Sports & Exposition Authority
State Contract Taxable Series B 7.375%,
3/1/13...................................         Aaa                 $   470         $    501,617
NEW YORK--0.3%
New York State Taxable Series D 6.75%,
6/15/09..................................          A                      400              403,872

PENNSYLVANIA--0.7%
Philadelphia Authority For Industrial
Development Pension Funding Retirement
Systems Revenue Taxable Series A 5.79%,
4/15/09..................................         Aaa                   1,000              966,410

TEXAS--0.1%
Dallas-Fort Worth International Airport
Facilities Improvement Revenue Taxable
6.45%, 11/1/08...........................         Aaa                     200              201,916
--------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $16,335,042)                                                           16,652,042
--------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--9.1%

Aviation Capital Group Trust 00-1A, A1
4.46%, 11/15/25(d).......................          Aa                   1,300            1,298,477
Capita Equipment Receivables Trust 97-1,
B 6.45%, 8/15/02.........................          Aa                     600              605,719

Commercial Mortgage Acceptance Corp.
99-C1 A2 7.03%, 5/15/09..................         Aaa                   1,050            1,077,555
Countrywide Asset-Backed Certificates
99-3, AF5 7.73%, 9/25/27.................         Aaa                   1,625            1,682,574

Detroit Edison Securitization Funding LLC
01-1, A3 5.875%, 3/1/10..................         Aaa                   1,205            1,192,197

Gramercy Place Insurance Ltd. 98-AA, B
5.803%, 10/25/02(d)......................          A                      732              732,443

Green Tree Financial Corp. 97-5, M1
6.95%, 5/15/29...........................          Aa                   1,020              990,161
MBNA Master Credit Card Trust 98-J, A
5.25%, 2/15/06...........................         Aaa                   1,355            1,364,435

New Century Home Equity Loan Trust 7.22%,
11/25/27.................................         Aaa                     975              994,337
                                                                        PAR
                                                MOODY'S                VALUE
                                                 RATING                (000)             VALUE
                                           ------------------  ---------------------  ------------

Premier Auto Trust 97-3, B 6.52%,
1/6/03...................................          A                  $   850         $    850,441

Seneca Funding I Ltd 1A Class A 6.75%,
5/31/29(d)...............................          Aa                   2,000            1,580,000
--------------------------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $12,150,997)                                                           12,368,339
--------------------------------------------------------------------------------------------------

CORPORATE BONDS--11.2%

AIRLINES--1.3%
America West Airlines 00-G 8.057%,
7/2/20...................................         Aaa                     579              616,408

Northwest Airlines Corp. 00-1 Class G
8.072%, 10/1/19..........................         Aaa                   1,060            1,141,837
                                                                                      ------------
                                                                                         1,758,245
                                                                                      ------------

BROADCASTING (TELEVISION, RADIO & CABLE)--0.8%
Adelphia Communications Corp. Series B
8.375%, 2/1/08...........................          B                      330              303,600

Century Communications 8.375%,
12/15/07.................................          B                      185              170,200

Charter Communications Holdings LLC 10%,
4/1/09...................................          B                      620              632,400
                                                                                      ------------
                                                                                         1,106,200
                                                                                      ------------

CHEMICALS--0.4%
IMC Global, Inc. 7.40%, 11/1/02..........          Ba                     305              290,373
IMC Global, Inc. 6.50%, 8/1/03...........          Ba                     305              278,044
                                                                                      ------------
                                                                                           568,417
                                                                                      ------------

CHEMICALS (SPECIALTY)--0.2%
MacDermid, Inc. 144A 9.125%, 7/15/11(b)..          Ba                     320              323,200

COMMUNICATIONS EQUIPMENT--0.5%
Crown Castle International Corp. 10.75%,
8/1/11...................................          B                      380              369,550

Spectrasite Holdings, Inc. Series B
10.75%, 3/15/10..........................          B                      420              359,100
                                                                                      ------------
                                                                                           728,650
                                                                                      ------------

ENGINEERING & CONSTRUCTION--0.4%
Encompass Services Corp. 144A 10.50%,
5/1/09(b)................................          B                      510              492,150

8                      See Notes to Financial Statements

Phoenix-Duff & Phelps Institutional Managed Bond Portfolio

                                                                        PAR
                                                MOODY'S                VALUE
                                                 RATING                (000)             VALUE
                                           ------------------  ---------------------  ------------
FINANCIAL (DIVERSIFIED)--2.0%
Pemex Project Funding Master Trust
9.125%, 10/13/10.........................         Baa                 $ 2,550         $  2,699,812

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.2%
Park Place Entertainment Corp. 7.875%
12/15/05.................................          Ba                     285              286,425

HEALTH CARE (GENERIC AND OTHER)--0.4%
ICN Pharmaceutical Inc. 144A 9.75%,
11/15/08(b)(d)...........................          Ba                     505              520,150

HEALTH CARE (SPECIALIZED SERVICES)--0.3%
HEALTHSOUTH Corp. 10.75%, 10/1/08........          Ba                     330              356,942

INSURANCE (PROPERTY-CASUALTY)--0.4%
HSB Capital I Series B 5.67%,
7/15/27(d)...............................        AA(c)                    550              519,314

MACHINERY (DIVERSIFIED)--0.6%
Terex Corp. 144A 10.375% 4/1/11(b).......          B                      750              776,250

MANUFACTURING (DIVERSIFIED)--0.2%
Dresser, Inc. 144A 9.375%, 4/15/11(b)....          B                      310              315,425

METAL FABRICATORS--0.1%
Century Aluminum Co. 144A 11.75%,
4/15/08(b)...............................          Ba                     130              135,850

OIL & GAS (EXPLORATION & PRODUCTION)--0.4%
Chesapeake Energy Corp. 144A 8.125%,
4/1/11(b)................................          B                      515              484,744

PUBLISHING--0.4%
Primedia, Inc. 144A 8.875%, 5/15/11(b)...          Ba                     600              565,500

SERVICES (COMMERCIAL & CONSUMER)--0.3%
Service Corp. International 6%,
12/15/05.................................          B                      440              367,400

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.2%
Nextel Communication, Inc. 9.375%,
11/15/09.................................          B                      380              302,100

TELECOMMUNICATIONS (LONG DISTANCE)--1.7%
Allegiance Telecom, Inc. Series B 0%,
2/15/08(d)...............................          B                      715              411,125

Global Crossing Holdings Ltd. 8.70%,
8/1/07...................................          Ba                     300              229,500

McleodUSA, Inc. 9.50%, 11/1/08...........          B                      715              403,975

NTL Communications Corp. Series B
11.875%, 10/1/10.........................          B                    1,035              693,450

Worldcom, Inc. 7.50%, 5/15/11............          A                      630              613,400
                                                                                      ------------
                                                                                         2,351,450
                                                                                      ------------
                                                                        PAR
                                                MOODY'S                VALUE
                                                 RATING                (000)             VALUE
                                           ------------------  ---------------------  ------------

WASTE MANAGEMENT--0.4%
Allied Waste Industries 7.40%, 9/15/35...          Ba                 $   770         $    616,000
--------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $15,505,790)                                                           15,274,224
--------------------------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES--24.0%

CS First Boston Mortgage Securities Corp.
99-C1, A2 7.29%, 9/15/09.................         Aaa                   1,115            1,165,643

CS First Boston Mortgage Securities Corp.
01-CK1, A2 6.25%, 10/18/09...............         Aaa                     725              720,294

CS First Boston Mortgage Securities Corp.
97-SPCE, C 7.077%, 2/20/07(c)............        AA(c)                  1,450            1,465,835

Chase Mortgage Finance Corp. 00-S1, A7
7.25%, 2/25/30...........................         Aaa                   1,550            1,558,719

Citicorp Mortgage Securities 01-1, A8
6.75%, 1/25/31...........................        AAA(c)                 1,180            1,159,903

Commercial Mortgage Asset Trust 99-C1, D
7.35%, 10/17/13(g).......................         Baa                   2,400            2,304,270

Commercial Resecuritization Trust
01-ABC2, A1 7.17%, 2/21/13...............         Aaa                   1,280            1,267,200

Countrywide Home Loans 99-11, A16 7.25%,
11/15/29.................................        AAA(c)                 1,905            1,887,736

DLJ Commercial Mortgage Corp. 99-CG1, A1B
6.46%, 1/10/09...........................         Aaa                   1,250            1,253,600

First Horizon Asset Securities 01-5 A3,
W.I. 6.75%, 7/25/31......................        AAA(c)                 1,225            1,202,797

First Union-Lehman Brothers Commercial
Mortgage Trust 97-C2, F 7.50%, 9/18/15...        BB+(c)                   500              407,666

GMAC Commercial Mortgage Securities, Inc.
99-C1, B 6.295%, 5/15/33.................        AA(c)                  1,000              976,875

J.P. Morgan Chase Commercial Mortgage
Securities 01-CIBC, A3 6.26%, 3/15/33....        AAA(c)                 1,700            1,653,715

LB Commercial Conduit Mortgage Trust
98-C4, F 6%, 12/15/08....................          Ba                   1,000              791,403

LB Commercial Conduit Mortgage Trust
99-C2, A2 7.325%, 9/15/09................         Aaa                   1,670            1,751,673

                       See Notes to Financial Statements                       9

Phoenix-Duff & Phelps Institutional Managed Bond Portfolio

                                                                        PAR
                                                MOODY'S                VALUE
                                                 RATING                (000)             VALUE
                                           ------------------  ---------------------  ------------
Nationslink Funding Corp. 99-2, A2C
7.229%, 10/20/08.........................        AAA(c)               $ 2,500         $  2,587,891

Norwest Asset Securities Corp. 99-5, B2
6.25%, 3/25/14...........................         A(c)                  1,617            1,545,066
Norwest Asset Securities Corp. 99-10, B2
6.25%, 4/25/14...........................         A(c)                  1,083            1,034,098
PNC Mortgage Acceptance Corp. 00-C2, A2
7.30%, 9/12/10...........................         Aaa                     320              332,534

Residential Accredit Loans, Inc. 99-QS14,
A5 7.75%, 11/25/29.......................        AAA(c)                 2,622            2,702,708

Residential Funding Mortgage Securities I
93-S25, M3 6.50%, 7/25/08................        AAA(c)                   421              422,793

Residential Funding Mortgage Securities I
98-S2, A4 7%, 1/25/28....................        AAA(c)                   374              370,710

Residential Funding Mortgage Securities I
00-S2, A3 7.50%, 2/25/30.................        AAA(c)                 1,086            1,128,282

Ryland Mortgage Securities Corp. III
92-A, 1A 8.254%, 3/29/30(d)..............        AAA(c)                   245              243,777

Structured Asset Securities Corp. 00-C2,
L 5.833%, 3/20/03(d).....................        BB+(c)                   979              953,760

Vanderbilt Mortgage Finance 99-C, 1A3
7.385%, 1/7/20...........................         Aaa                     850              868,726

Wells Fargo Mortgage Backed Securities
Trust 00-08, B3 7%, 9/25/30..............        BBB(c)                   584              544,377
Wells Fargo Mortgage Backed Securities
Trust 2000-10 B3 7% 11/25/30.............        BBB(c)                   436              405,258
--------------------------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $32,037,064)                                                           32,707,309
--------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--3.9%
CROATIA--0.7%
Croatia Series B 6.25%, 7/31/06(d).......         Baa                     524              516,125
Croatia Series A 6.25%, 7/31/10(d).......         Baa                     393              385,095
                                                                                      ------------
                                                                                           901,220
                                                                                      ------------
MEXICO--1.2%
United Mexican States Global Bond 8.125%,
12/30/19.................................         Baa                   1,795            1,696,275
PANAMA--0.5%
Republic of Panama 9.375%, 4/1/29........          Ba                     605              624,663
                                                                        PAR
                                                MOODY'S                VALUE
                                                 RATING                (000)             VALUE
                                           ------------------  ---------------------  ------------

PHILIPPINES--0.7%
Republic of Philippines 10.625%,
3/16/25..................................          Ba                 $ 1,085         $    984,638

POLAND--0.8%
Republic of Poland Bearer PDI 6%,
10/27/14(d)..............................         Baa                   1,080            1,067,202
--------------------------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $5,099,608)                                                             5,273,998
--------------------------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS--8.4%

BAHAMAS--0.2%
Sun International Hotels Ltd. 9%,
3/15/07..................................          B                      310              316,200

BERMUDA--0.3%
Global Crossing Holdings Ltd. 9.125%,
11/15/06.................................          Ba                     505              400,212

CANADA--0.4%
Microcell Telecommunications, Inc. Series
B 0%, 6/1/06(d)..........................          B                      765              569,925

CAYMAN ISLANDS--1.0%
Petrobas International Finance 144A
9.75%, 7/6/11(b).........................         Baa                   1,375            1,371,562

CHILE--1.4%
Empresa Nacional de Electricidad SA
8.50%, 4/1/09............................         Baa                     175              177,329

HQI Transelectric SA 144A 7.875%,
4/15/11(b)...............................         Baa                     525              534,188

Petropower I Funding Trust 144A 7.36%,
2/15/14(b)...............................        BBB(c)                 1,241            1,128,279
                                                                                      ------------
                                                                                         1,839,796
                                                                                      ------------

FINLAND--0.1%
Stora Enso Oyj 7.375% 5/15/11............         Baa                     185              187,377

LUXEMBOURG--0.2%
PTC International Finance II SA 11.25%,
12/1/09..................................          B                      280              277,200

MEXICO--1.7%
Grupo Industrial Durango 12.625%,
8/1/03...................................          B                      715              745,388

Grupo Transportacion Ferroviaria Mexicana
SA de CV 0%, 6/15/09(d)..................          B                      740              638,250

Pemex Finance Ltd. 9.69%, 8/15/09........         Baa                     770              866,018
                                                                                      ------------
                                                                                         2,249,656
                                                                                      ------------

10                     See Notes to Financial Statements

Phoenix-Duff & Phelps Institutional Managed Bond Portfolio

                                                                        PAR
                                                MOODY'S                VALUE
                                                 RATING                (000)             VALUE
                                           ------------------  ---------------------  ------------
NETHERLANDS--1.4%
Deutsche Telekom International Finance BV
8%, 6/15/10..............................          A                  $   575         $    594,011
Koninklijke KPN NV 8%, 10/1/10...........         Baa                     550              527,489
PTC International Finance BV 0%,
7/1/07(d)................................          B                      975              782,438
                                                                                      ------------
                                                                                         1,903,938
                                                                                      ------------

POLAND--0.4%
TPSA Finance BV 144A 7.75%, 12/10/08(b)..         Baa                     610              603,806

VENEZUELA--1.3%
PDVSA Finance Ltd. Tranche H 9.375%,
11/15/07.................................         Baa                     140              147,445
PDVSA Finance Ltd. Series 1998-IC 6.80%,
11/15/08.................................         Baa                   1,350            1,253,543

PDVSA Finance Ltd. Tranche I 9.75%,
2/15/10..................................         Baa                     355              375,572
                                                                                      ------------
                                                                                         1,776,560
                                                                                      ------------
--------------------------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $11,677,745)                                                           11,496,232
--------------------------------------------------------------------------------------------------
                                                                      SHARES
                                                               ---------------------
PREFERRED STOCKS--0.5%

AGENCY NON MORTGAGE-BACKED SECURITIES--0.5%
Home Ownership Funding Corp. II Pfd. 144A 13.338%(b)(d)......
                                                                          900              652,725
--------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $666,233)                                                                 652,725
--------------------------------------------------------------------------------------------------

                                                                      SHARES             VALUE
                                                               ---------------------  ------------

COMMON STOCKS--0.1%

PAPER & FOREST PRODUCTS--0.1%
Northampton Pulp LLC(e)(f)...................................           1,955         $     82,110
--------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $184,367)                                                                  82,110
--------------------------------------------------------------------------------------------------
FOREIGN COMMON STOCKS--0.1%

TELECOMMUNICATIONS (LONG DISTANCE)--0.1%
AT&T Latin America Corp. Class A (Brazil)(e).................          17,625               87,773
--------------------------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $77,550)                                                                   87,773
--------------------------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--95.9%
(IDENTIFIED COST $129,214,690)                                                         130,671,109
--------------------------------------------------------------------------------------------------

                                                                  STANDARD     PAR
                                                                  & POOR'S    VALUE
                                                                   RATING     (000)
                                                                  ---------  -------
SHORT-TERM OBLIGATIONS--3.6%

COMMERCIAL PAPER--3.6%
McDonald's Corp. 4.13%, 7/3/01..................................    A-1+     $ 2,955     2,954,322
BellSouth Corp. 4.10%, 7/6/01...................................    A-1+       2,000     1,998,861
--------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $4,953,183)                                                             4,953,183
--------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $134,167,873)                                                         135,624,292(a)
Other assets and liabilities, net--0.5%                                                    705,575
                                                                                      ------------
NET ASSETS--100.0%                                                                    $136,329,867
                                                                                      ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,057,218 and gross depreciation of $1,818,117 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $134,385,191.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, these securities amounted to a value of $8,614,596 or 6.3% of net assets.
(c)  As rated by Standard & Poors or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)  Non-income producing.
(f) Security valued at fair value as determined in good faith by or under the direction of the Trustees.
(g)  All or portion segregated as collateral for when issued security.

                       See Notes to Financial Statements                      11

Phoenix-Duff & Phelps Institutional Managed Bond Portfolio

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2001
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $134,167,873)                              $  135,624,292
Cash                                                              10,025,420
Receivables
  Investment securities sold                                       1,719,373
  Interest and dividends                                           1,624,473
                                                              --------------
    Total assets                                                 148,993,558
                                                              --------------
LIABILITIES
Payables
  Investment securities repurchased                               12,559,775
  Payable to adviser                                                   1,393
  Investment advisory fee                                             28,437
  Financial agent fee                                                 11,591
  Transfer agent fee                                                   6,735
  Trustees' fees                                                       6,241
  Distribution fee                                                     1,544
Accrued expenses                                                      47,975
                                                              --------------
    Total liabilities                                             12,663,691
                                                              --------------
NET ASSETS                                                    $  136,329,867
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  142,487,880
Undistributed net investment income                                  266,145
Accumulated net realized loss                                     (7,880,577)
Net unrealized appreciation                                        1,456,419
                                                              --------------
NET ASSETS                                                    $  136,329,867
                                                              ==============
CLASS X
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $129,086,446)                4,196,066
Net asset value and offering price per share                          $30.76
CLASS Y
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $7,243,421)                    235,411
Net asset value and offering price per share                          $30.77

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2001
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    4,830,760
Dividends                                                             66,053
                                                              --------------
    Total investment income                                        4,896,813
                                                              --------------
EXPENSES
Investment advisory fee                                              280,587
Distribution fee, Class Y                                              8,793
Financial agent fee                                                   69,783
Registration                                                          20,034
Transfer agent                                                        18,950
Professional                                                          18,056
Custodian                                                             14,213
Trustees                                                               8,407
Printing                                                               7,606
Miscellaneous                                                          9,364
                                                              --------------
    Total expenses                                                   455,793
    Less expenses borne by investment adviser                       (101,302)
    Custodian fees paid indirectly                                    (2,858)
                                                              --------------
    Net expenses                                                     351,633
                                                              --------------
NET INVESTMENT INCOME                                              4,545,180
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                      787,679
Net change in unrealized appreciation (depreciation) on
  investments                                                        177,918
                                                              --------------
NET GAIN ON INVESTMENTS                                              965,597
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    5,510,777
                                                              ==============

12                     See Notes to Financial Statements

Phoenix-Duff & Phelps Institutional Managed Bond Portfolio

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            6/30/01      Year Ended
                                          (Unaudited)     12/31/00
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $  4,545,180  $  8,431,903
  Net realized gain (loss)                     787,679    (1,203,350)
  Net change in unrealized appreciation
    (depreciation)                             177,918     3,744,696
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                5,510,777    10,973,249
                                          ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class X            (4,137,366)   (7,891,559)
  Net investment income, Class Y              (248,982)     (432,381)
  Return of capital, Class X                        --      (121,616)
  Return of capital, Class Y                        --        (6,663)
                                          ------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (4,386,348)   (8,452,219)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (463,022
    and 916,685 shares, respectively)       14,276,949    27,850,092
  Net asset value of shares issued from
    reinvestment of distributions
    (111,550 and 214,085 shares,
    respectively)                            3,449,114     6,418,714
  Cost of shares repurchased (321,712
    and 535,538 shares, respectively)      (10,107,123)  (16,316,453)
                                          ------------  ------------
Total                                        7,618,940    17,952,353
                                          ------------  ------------
CLASS Y
  Proceeds from sales of shares (47,839
    and 32,124 shares, respectively)         1,512,498       972,662
  Net asset value of shares issued from
    reinvestment of distributions
    (8,052 and 14,671 shares,
    respectively)                              248,981       439,041
  Cost of shares repurchased (26,086 and
    71,527 shares, respectively)              (829,061)   (2,158,576)
                                          ------------  ------------
Total                                          932,418      (746,873)
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                       8,551,358    17,205,480
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS      9,675,787    19,726,510
NET ASSETS
  Beginning of period                      126,654,080   106,927,570
                                          ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS)
    AND DISTRIBUTIONS IN EXCESS OF NET
    INVESTMENT INCOME OF $266,145 AND
    $107,313, RESPECTIVELY]               $136,329,867  $126,654,080
                                          ============  ============

                       See Notes to Financial Statements                      13

Phoenix-Duff & Phelps Institutional Managed Bond Portfolio

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS X
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                             YEAR ENDED DECEMBER 31,
                                              6/30/01           ----------------------------------------------------------
                                            (UNAUDITED)             2000             1999             1998            1997
Net asset value, beginning of
  period                                     $  30.53           $  29.88         $  31.47         $  33.17         $ 33.98
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                   1.12(5)            2.28(5)          2.01             2.26(5)         2.37(5)
  Net realized and unrealized gain
    (loss)                                       0.25               0.63            (1.57)           (1.58)           0.85
                                             --------           --------         --------         --------         -------
      TOTAL FROM INVESTMENT
        OPERATIONS                               1.37               2.91             0.44             0.68            3.22
                                             --------           --------         --------         --------         -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                      (1.14)             (2.23)           (2.00)           (2.09)          (2.42)
  Dividends from net realized gains                --                 --               --               --           (1.43)
  In excess of net investment
    income                                         --                 --            (0.03)           (0.16)          (0.18)
  In excess of accumulated net
    realized gains                                 --                 --               --            (0.13)             --
  Return of capital                                --              (0.03)              --               --              --
                                             --------           --------         --------         --------         -------
      TOTAL DISTRIBUTIONS                       (1.14)             (2.26)           (2.03)           (2.38)          (4.03)
                                             --------           --------         --------         --------         -------
Change in net asset value                        0.23               0.65            (1.59)           (1.70)          (0.81)
                                             --------           --------         --------         --------         -------
NET ASSET VALUE, END OF PERIOD               $  30.76           $  30.53         $  29.88         $  31.47         $ 33.17
                                             ========           ========         ========         ========         =======
Total return                                     4.47%(2)          10.04%            1.47%            1.99%           9.75%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                                $129,086           $120,376         $100,044         $113,273         $72,747

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3)                          0.55%(1)(6)        0.55%            0.55%            0.55%           0.55%
  Net investment income                          7.30%(1)           7.53%            6.54%            6.89%           6.92%
Portfolio turnover                                 53%(2)             87%             142%             105%            176%

                                      CLASS X
                                     ---------
                                       FROM
                                     INCEPTION
                                     3/1/96 TO
                                     12/31/96
Net asset value, beginning of
  period                              $ 33.84
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)           2.03(5)
  Net realized and unrealized gain
    (loss)                               0.69
                                      -------
      TOTAL FROM INVESTMENT
        OPERATIONS                       2.72
                                      -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                              (1.96)
  Dividends from net realized gains     (0.61)
  In excess of net investment
    income                              (0.01)
  In excess of accumulated net
    realized gains                         --
  Return of capital                        --
                                      -------
      TOTAL DISTRIBUTIONS               (2.58)
                                      -------
Change in net asset value                0.14
                                      -------
NET ASSET VALUE, END OF PERIOD        $ 33.98
                                      =======
Total return                             8.24%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                         $71,482
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3)                  0.55%(1)
  Net investment income                  7.15%(1)
Portfolio turnover                        199%(2)

                                                                               CLASS Y
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                             YEAR ENDED DECEMBER 31,
                                              6/30/01           ----------------------------------------------------------
                                            (UNAUDITED)           2000             1999             1998            1997
Net asset value, beginning of
  period                                     $  30.54           $  29.89         $  31.47         $  33.18         $ 33.97
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                   1.10(5)            2.20(5)          1.96             2.18(5)         2.27(5)
  Net realized and unrealized gain
    (loss)                                       0.23               0.63            (1.59)           (1.59)           0.88
                                             --------           --------         --------         --------         -------
      TOTAL FROM INVESTMENT
        OPERATIONS                               1.33               2.83             0.37             0.59            3.15
                                             --------           --------         --------         --------         -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                      (1.10)             (2.15)           (1.92)           (2.02)          (2.33)
  Dividends from net realized gains                --                 --               --               --           (1.43)
  In excess of net investment
    income                                         --                 --            (0.03)           (0.15)          (0.18)
  In excess of accumulated net
    realized gains                                 --                 --               --            (0.13)             --
  Return of capital                                --              (0.03)              --               --              --
                                             --------           --------         --------         --------         -------
      TOTAL DISTRIBUTIONS                       (1.10)             (2.18)           (1.95)           (2.30)          (3.94)
                                             --------           --------         --------         --------         -------
Change in net asset value                        0.23               0.65            (1.58)           (1.71)          (0.79)
                                             --------           --------         --------         --------         -------
NET ASSET VALUE, END OF PERIOD               $  30.77           $  30.54         $  29.89         $  31.47         $ 33.18
                                             ========           ========         ========         ========         =======
Total return                                     4.32%(2)           9.75%            1.26%            1.72%           9.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                                  $7,243             $6,278           $6,884           $7,491          $6,725

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                          0.81%(1)(6)        0.80%            0.80%            0.80%           0.80%
  Net investment income                          7.04%(1)           7.28%            6.29%            6.63%           6.65%
Portfolio turnover                                 53%(2)             87%             142%             105%            176%

                                      CLASS Y
                                     ---------
                                       FROM
                                     INCEPTION
                                     3/1/96 TO
                                     12/31/96
Net asset value, beginning of
  period                              $ 33.84
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)           1.98(5)
  Net realized and unrealized gain
    (loss)                               0.66
                                      -------
      TOTAL FROM INVESTMENT
        OPERATIONS                       2.64
                                      -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                              (1.89)
  Dividends from net realized gains     (0.61)
  In excess of net investment
    income                              (0.01)
  In excess of accumulated net
    realized gains                         --
  Return of capital                        --
                                      -------
      TOTAL DISTRIBUTIONS               (2.51)
                                      -------
Change in net asset value                0.13
                                      -------
NET ASSET VALUE, END OF PERIOD        $ 33.97
                                      =======
Total return                             7.98%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                          $7,010
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                  0.80%(1)
  Net investment income                  6.91%(1)
Portfolio turnover                        199%(2)

(1)  Annualized.
(2)  Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.71%, 0.74%, 0.74%, 0.77%, 0.77%, and 0.85% for the periods ended June 30, 2001,
     December 31, 2000, 1999, 1998, 1997, and 1996, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.96%, 0.99%, 0.99%, 1.02%, 1.02%, and 1.10% for the periods ended June 30, 2001,
     December 31, 2000, 1999, 1998, 1997, and 1996, respectively.
(5)  Computed using average shares outstanding.
(6) For the period ended June 30, 2001, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included the ratio would not significantly differ for Class X and would be 0.80% for Class Y.

14                     See Notes to Financial Statements

PHOENIX-DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix Duff & Phelps Institutional Mutual Funds (the "Fund") is organized as a Delaware business trust, and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Two Portfolios are offered for sale: Growth Stock Portfolio and Managed Bond Portfolio.

  Each Portfolio has distinct investment objectives. The Growth Stock Portfolio seeks long-term appreciation of capital. The Managed Bond Portfolio seeks to generate a high level of current income and capital appreciation.

  Each Portfolio offers both Class X and Class Y shares. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class Y bears distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Portfolio are borne pro rata by the holders of both classes of shares, except that Class X bears no distribution expenses.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Portfolio is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accrete discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

  Certain securities held by Managed Bond Portfolio were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At June 30, 2001, the total value of securities for which prices were provided by market makers represented approximately 6% of net assets.

  Effective January 1, 2001, the Fund adopted the revised AICPA Audit and Accounting Guide, Audits of Investment Companies, and began to amortize premium and discount on fixed income securities, and classify gains and losses on mortgage- and asset-backed securities presently included in realized gains and losses, as part of interest income. Adopting these accounting principles does not affect the Fund's net asset value, but changes the classification of certain amounts between interest income and unrealized gain/loss in the Statement of Operations. The adoption of these principles was not material to the financial statements.

C. INCOME TAXES:

  Each of the Portfolios is treated as a separate taxable entity. It is the policy of each Portfolio in the Fund to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Portfolio intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Portfolio on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, non-deductible expenses, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  Each of the Portfolios may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk

PHOENIX-DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED) (CONTINUED)

in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Portfolio as an unrealized gain (or loss). When the contract is closed or offset, the Portfolio records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At June 30, 2001, the Portfolios had no forward currency contracts.

G. FUTURES CONTRACTS:

  A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. A Portfolio may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to a Portfolio is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments. At June 30, 2001, the Portfolios had no futures contracts.

H. OPTIONS:

  Each Portfolio may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  Each Portfolio will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  Each Portfolio may purchase options which are included in the Portfolio's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At June 30, 2001, the Portfolios had no options.

I. EXPENSES:

  Expenses incurred by the Fund with respect to any two or more Portfolios are allocated in proportion to the net assets of each Portfolio, except where allocation of direct expense to each Portfolio or an alternative allocation method can be more fairly made.

J. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

  Each Portfolio may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  The Adviser to the Fund is Phoenix Investment Counsel, Inc. ("PIC"). PIC is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("TPC"). As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Portfolio:

                                          1st $1     $1+
Portfolio                                 Billion  Billion
---------                                 -------  -------
Growth Stock Portfolio..................   0.60%    0.55%
Managed Bond Portfolio..................   0.45%    0.40%

  The Adviser has voluntarily agreed to assume total fund operating expenses of each Portfolio, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until the dates indicated below, to the extent that such expenses exceed the following percentages of average annual net assets:

                                           Class X     Class Y           Dates
                                          ----------  ----------  --------------------
Growth Stock Portfolio..................      0.70%       0.95%   April 30, 2002
Managed Bond Portfolio..................      0.55%       0.80%   April 30, 2002

  Seneca Capital Management LLC ("Seneca") is the subadviser to the Growth Stock Portfolio. For its services, Seneca is paid a fee by PIC ranging from 0.10% to 0.275% of the average daily net assets of

PHOENIX-DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED) (CONTINUED)

the Growth Stock Portfolio. A majority of the equity interests of Seneca are owned by Phoenix Investment Partners Ltd. ("PXP"), an indirect wholly-owned subsidiary of TPC.

  Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of TPC, serves as the national distributor of the Fund's shares. Each Portfolio pays PEPCO a distribution fee of an annual rate of 0.25% for Class Y shares applied to the average daily net assets of that class. The distributor has advised the Portfolio that of the total amount expensed for the six months ended June 30, 2001, $465 was retained by the Distributor, $499 was paid out to unaffiliated participants, and $28,505 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of TPC.

  As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of the subagent's performance. For the six months ended June 30, 2001, financial agent fees were $107,873 of which PEPCO received $36,000. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended June 30, 2001, transfer agent fees were $37,648 of which PEPCO retained $13 which is net of fees paid to State Street.

  At June 30, 2001, Phoenix Life Insurance Company and affiliates held Portfolio shares which aggregated the following:

                                                   Aggregate
                                                   Net Asset
                                          Shares     Value
                                          -------  ---------
Growth Stock Portfolio-Class X..........       8   $    184
Growth Stock Portfolio-Class Y..........   8,383    191,216
Managed Bond Portfolio-Class X..........       5        154
Managed Bond Portfolio-Class Y..........   4,534    139,511

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the six months ended June 30, 2001 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                            Purchases         Sales
                                          --------------  --------------
Growth Stock Portfolio..................   $30,754,915     $38,762,450
Managed Bond Portfolio..................    40,413,492      46,473,455

  Purchases and sales of U.S. Government and agency securities during the six months ended June 30, 2001, aggregated the following:

                                            Purchases         Sales
                                          --------------  --------------
Managed Bond Portfolio..................   $30,228,733     $18,952,416

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market price of these investments and the income they generate, as well as a Portfolio's ability to repatriate such amounts.

5. OTHER

  As of June 30, 2001, the Portfolios had shareholders who each individually owned more than 10% of shares outstanding, none of whom are affiliated with TPC or PXP as follows. In addition, affiliate holdings are presented in the table located within Note 2.

                                           Number of    % of Total
                                          Shareholders  Net Assets
                                          ------------  ----------
Growth Stock Portfolio..................          2         38.7%
Managed Bond Portfolio..................          1         28.5%

6. CAPITAL LOSS CARRYOVERS

  The Managed Bond Portfolio has capital loss carryovers of $6,473,513, expiring in 2007 and $2,194,743 expiring in 2008, which may be used to offset future capital gains.

  This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which includes information concerning the Fund's record and other pertinent information.

PHOENIX-DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
William W. Crawford
Harry Dalzell-Payne
William N. Georgeson
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Geraldine M. McNamara
Eileen A. Moran
Everett L. Morris
James M. Oates
Richard A. Pavia
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
Gail P. Seneca, Senior Vice President
James D. Wehr, Senior Vice President
Robert S. Driessen, Vice President
Ron K. Jacks, Vice President
Richard D. Little, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

 IMPORTANT NOTICE TO SHAREHOLDERS
 The Securities and Exchange Commission
 has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
The Chase Manhattan Bank
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachussetts 02110

HOW TO CONTACT US

Shareholder Services        1-800-814-1897 (option 3)

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford CT 06115-0480


[LOGO]PHOENIX
      INVESTMENT PARTNERS













PXP 091 (8/01)